EMPLOYEE RELATED LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE RELATED LIABILITIES [Abstract]
Severance pay fund, Israeli employees	$ 11,743
Long-term employee liabilties, Israeli employees	13,400
Employee termination benefits	3,756	3,450	4,641
Termination liability, Japanese employees	49,385
Payments for employee termination benefits, Japanese employees	924	18,231
Reduction to plan obiligation, USA employees	$ 3,900